Pension schemes - Sensitivity analysis of actuarial assumption (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Discount rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions
Increase/decrease in actuarial assumption, percentage	0.50%
Effect of increase/decrease in actuarial assumption on defined benefit pension obligations	£ 225
Inflation
Disclosure Of Sensitivity Analysis For Actuarial Assumptions
Increase/decrease in actuarial assumption, percentage	0.25%
Effect of increase/decrease in actuarial assumption on defined benefit pension obligations	£ 64
Actuarial assumption of assumed life expectancy
Disclosure Of Sensitivity Analysis For Actuarial Assumptions
Increase/decrease in actuarial assumption, period	1 year
Effect of increase/decrease in actuarial assumption on defined benefit pension obligations	£ 95